Property, plant, and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of movements in property, plant and equipment

		Consolidated
	Notes	Building and land	Facilities	Equipment	Mineral properties	Railway equipment	Right of use assets	Other	Constructions in progress	Total
Balance as of December 31, 2021		8,137	7,232	4,743	7,742	2,334	1,537	2,484	7,722	41,931
Additions (i)		-	-	-	-	-	77	-	5,496	5,573
Disposals		(22)	(24)	(19)	(3)	(7)	-	(2)	(144)	(221)
Assets retirement obligation	27(b)	-	-	-	(562)	-	-	-	-	(562)
Depreciation, depletion and amortization		(409)	(478)	(700)	(436)	(160)	(185)	(301)	-	(2,669)
Impairment reversal		56	34	64	39	-	-	21	-	214
Transfer to asset held for sale - Midwestern System		(56)	(34)	(64)	(39)	-	-	(21)	-	(214)
Translation adjustment		308	340	102	(131)	159	26	43	39	886
Transfers		899	972	858	502	149	-	408	(3,788)	-
Balance as of December 31, 2022		8,913	8,042	4,984	7,112	2,475	1,455	2,632	9,325	44,938
Cost		16,027	12,819	11,647	16,405	4,099	2,120	5,899	9,325	78,341
Accumulated depreciation		(7,114)	(4,777)	(6,663)	(9,293)	(1,624)	(665)	(3,267)	-	(33,403)
Balance as of December 31, 2022		8,913	8,042	4,984	7,112	2,475	1,455	2,632	9,325	44,938
Additions (i)		-	-	-	-	-	74	-	6,368	6,442
Disposals		(35)	(11)	(15)	(7)	(13)	-	(8)	(131)	(220)
Assets retirement obligation	27(b)	-	-	-	324	-	-	-	-	324
Depreciation, depletion and amortization		(462)	(517)	(736)	(446)	(168)	(190)	(323)	-	(2,842)
Transfer to asset held for sale		(670)	-	(759)	(791)	(41)	(8)	(2)	(521)	(2,792)
Translation adjustment		578	574	214	286	187	28	138	541	2,546
Transfers		1,795	1,151	762	447	172	-	47	(4,374)	-
Balance as of December 31, 2023		10,119	9,239	4,450	6,925	2,612	1,359	2,484	11,208	48,396
Cost		17,381	14,858	10,326	15,663	4,435	2,208	5,391	11,208	81,470
Accumulated depreciation		(7,262)	(5,619)	(5,876)	(8,738)	(1,823)	(849)	(2,907)	-	(33,074)
Balance as of December 31, 2023		10,119	9,239	4,450	6,925	2,612	1,359	2,484	11,208	48,396

(i)	The additions are mainly related to the expansion of the Voisey’s Bay mine and the Salobo III project, Sol do Cerrado (solar energy plant) and the execution of the Capanema project. It also includes capitalized interest.

Schedule of estimated useful lives of property, plant and equipment

Useful life
Buildings	3 to 50 years
Facilities	3 to 50 years
Equipment	3 to 40 years
Wagons	30 to 45 years
Railway equipment	5 to 37 years
Vessels	20 to 25 years
Other	2 to 50 years